           AIM ADVANTAGE HEALTH SCIENCES FUND -- CLASS A, B, C SHARES


                        Supplement dated January 17, 2006
                    to the Prospectus dated December 20, 2005


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 9 of the prospectus:

         "Derek M. Taner, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2005 and has been associated with the advisor and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         He is assisted by the advisor's Global Health Care Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio manager and the team, including biographies of other members of the team, may be found on the advisor's website (http://www.aiminvestments.com). The website is not a part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the Fund, a description of his compensation structure, and information regarding other accounts he manages."

                       AIM ADVANTAGE HEALTH SCIENCES FUND

                (SERIES PORTFOLIO OF AIM COUNSELOR SERIES TRUST)

                      Supplement dated January 17, 2006
       to the Statement of Additional Information dated December 20, 2005


Information pertaining to Sunaina A. Murthy and Michael L. Yellen appearing under the headings "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM ADVANTAGE HEALTH SCIENCES FUND" and "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM ADVANTAGE HEALTH SCIENCES FUND" on pages C-1 and C-3 of the Statement of Additional Information is deleted effective January 17, 2006.

                           AIM COUNSELOR SERIES TRUST

                AIM MULTI-SECTOR FUND -- CLASS A, B AND C SHARES

                        Supplement dated January 17, 2006
                    to the Prospectus dated December 20, 2005


Effective January 17, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" in the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Mark D. Greenberg (lead manager with respect to the fund's investments in the leisure sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or its affiliates since 1996.

         o William R. Keithler (lead manager with respect to the fund's investments in the technology sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or affiliates since 1998.

         o John S. Segner (lead manager with respect to the fund's investments in the energy sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or affiliates since 1997.

         o Michael J. Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was an equity analyst and portfolio manager with Luther King Capital Management.

         o Derek M. Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with AIM and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio constriction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

         They are assisted by the advisor's Basic Value, Diversified Dividend, Global Health Care, Leisure, Technology and Energy/Gold/Utilities Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                           AIM COUNSELOR SERIES TRUST

               AIM MULTI-SECTOR FUND -- INSTITUTIONAL CLASS SHARES

                        Supplement dated January 17, 2006
                    to the Prospectus dated December 20, 2005


Effective January 17, 2006, the following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" in the prospectus:

         "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

         o Mark D. Greenberg (lead manager with respect to the fund's investments in the leisure sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or its affiliates since 1996.

         o William R. Keithler (lead manager with respect to the fund's investments in the technology sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or affiliates since 1998.

         o John S. Segner (lead manager with respect to the fund's investments in the energy sector), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with AIM and/or affiliates since 1997.

         o Michael J. Simon (lead manager with respect to the fund's investments in the financial services sector), Senior Portfolio Manager, who has been responsible for the fund since 2004 and has been associated with AIM and/or its affiliates since 2001. From 1996 to 2001, he was an equity analyst and portfolio manager with Luther King Capital Management.

         o Derek M. Taner (lead manager with respect to the fund's investments in the health care sector), Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with AIM and/or its affiliates since 2005. From 2000 to 2005, he was a portfolio manager and analyst for Franklin Advisers, Inc.

         The lead managers generally have final authority over all aspects of their portions of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio constriction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which the lead managers may perform these functions, and the nature of these functions, may change from time to time.

         They are assisted by the advisor's Basic Value, Diversified Dividend, Global Health Care, Leisure, Technology and Energy/Gold/Utilities Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on these portfolio managers and the teams, including biographies of other members of the teams, may be found on the advisor's website (http://www.aiminvestments.com). The website is not part of this prospectus.

         The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                           AIM COUNSELOR SERIES TRUST

                              AIM MULTI-SECTOR FUND

                       Supplement dated January 17, 2006
       to the Statement of Additional Information dated December 20, 2005


Effective January 17, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- INVESTMENTS IN EACH FUND -- AIM MULTI-SECTOR FUND" on page C-1 of the Statement of Additional Information.


               "NAME OF PORTFOLIO MANAGER              DOLLAR RANGE OF INVESTMENTS IN THE FUND(1)
               --------------------------              ------------------------------------------
                                         AIM MULTI-SECTOR FUND
                                         ---------------------
                   Mark D. Greenberg                                $10,001 -- $50,000
                  William R. Keithler                               $50,001 -- $100,000
                     John S. Segner                                 $10,001 -- $50,000
                    Michael J. Simon                                         None
                    Derek M. Taner(2)                                        None"

Effective January 17, 2006, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS -- OTHER MANAGED ACCOUNTS -- AIM MULTI-SECTOR FUND" on pages C-3 and C-4 of the Statement of Additional Information.


           "NAME OF PORTFOLIO                       NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
                 MANAGER                                       AND TOTAL ASSETS BY CATEGORY
           ------------------                       ----------------------------------------------------
                                                                  AIM MULTI-SECTOR FUND
                                                                  ---------------------
           Mark D. Greenberg               2 Registered Mutual Funds with $889,771,282 in total assets under management

                                           2 Unregistered Pooled Investment Vehicles with $106,310,724 in total assets under management

           William R. Keithler             2 Registered Mutual Funds with $1,444,085,617 in total assets under management

                                           5 Unregistered Pooled Investment Vehicles with $535,087,123 in total assets under management

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner or securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Taner began serving as portfolio manager on January 17, 2006. Ownership information has been provided as of December 31, 2005.

               "NAME OF PORTFOLIO                    NUMBER OF ACCOUNTS MANAGED BY EACH PORTFOLIO MANAGER
                    MANAGER                                      AND TOTAL ASSETS BY CATEGORY
               ------------------                    ----------------------------------------------------
           John S. Segner                  4 Registered Mutual Funds with $1,701,178,652 in total assets under management

                                           2 Unregistered Pooled Investment Vehicles with $194,203,741 in total assets under management

                                           1 Other Account with $17,119,934 in total assets under management(1)

           Michael J. Simon                12 Registered Mutual Funds with $11,297,807,561 in total assets under management

                                           1 Unregistered Pooled Investment Vehicles with $16,171,331 in total assets under management

                                           3259 Other Accounts with $967,091,320 in total assets under management(1)

           Derek N. Taner(2)               5 Registered Mutual Funds with $2,122,144,034 in total assets under management including one registered mutual fund that pays performance-based fees with
                                           $154,555,906 in total assets under management

                                           4 Unregistered Pooled Investment Vehicles with $346,537,988 in total assets"

----------
(1) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(2) Mr. Taner began serving as portfolio manager on AIM Multi-Sector Fund on January 17, 2006. Information on other accounts that he manages are provided as of December 31, 2005.